Income Taxes - Table 3 (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate			$ (3,340)	$ (4,108)	$ (424)
State and local income taxes, net			(519)	80	83
Stock-based compensation			6,770	2,748	219
Change in valuation allowance			(3,216)	1,516	2,561
Foreign operations			1,575	(375)	(433)
True-up adjustments			(538)	497	(167)
Permanent differences			65	157	114
Other, net			265	99	(23)
Total	$ (1,039)	$ (167)	$ 1,062	$ 614	$ 1,930